                                                                                                                                                        December 23, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

                        RE:      The Dreyfus/Laurel Funds, Inc. (the “Registrant”)

                  -Dreyfus Small Cap Fund (“DSCF”)

-Dreyfus Opportunistic Fixed Income Fund (“DOFIF”)

 (each, a “Fund”, and together, the “Funds”)

Registration Statement File Nos. 811-5202; 33-16338

Dear Sir or Madam,

Transmitted for filing is one (1) copy of an EDGARized version of Post-Effective Amendment No. 119 to the above-referenced Registrant’s Registration Statement on Form N-1A. Each Fund’s Prospectus and the Statement of Additional Information have been marked to show changes from Post-Effective Amendment No. 117, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) on February 26, 2010 and Part C has been marked to show changes from Post-Effective Amendment No. 118, which was filed with the SEC pursuant to Rule 485(a) on October 22, 2010.

With respect to DSCF, the purpose of this Amendment is to reflect the change to the Fund’s non-fundamental investment restrictions. This change became effective on April 30, 2010. With respect to DOFIF, the purpose of this Amendment is to reflect changes to: 1) the Fund’s investment objective; 2) the Fund’s name from Dreyfus Strategic Income Fund to Dreyfus Opportunistic Fixed Income Fund; and 3) the Fund’s investment strategy. These changes became effective on October 29, 2010.

This filing is made pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended, to become effective on March 1, 2011. The Registrant will file, prior to the effective date of the Amendment, a further amendment to its Registration Statement to update certain financial information on behalf of each series of the Registrant, including the Funds.

Please address any comments or questions to my attention at (212) 922-6906.

                                                                                                Sincerely,

                                                                                                /s/Liliana Holguin

                                                                                                Liliana Holguin

                                                                                                Paralegal